Financial Assets - Additional Information (Details) - EUR (€)	5 Months Ended	12 Months Ended	13 Months Ended
	Nov. 27, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Secured senior convertible promissory note		€ 3,938,000	€ 3,938,000	€ 3,182,000
Accrued Interest Percentage	5.00%		6.00%
Impairment losses on financial assets		€ 0
Financial assets impairment indicators		no impairment indicators